Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 359,729,487.53
Previously Paid Amount	0.00
Total Fee Amount	49,678.64
Total Offset Amount	0.00
Net Fee	49,678.64
Narrative - Max Aggregate Offering Price	$ 359,729,487.53
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true